FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS INVESTMENT GRADE FUND
Investment Objective:
The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A		CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.19%	0.37%	0.18%	0.08%
Total Annual Fund Operating Expenses	1.15%	2.03%	0.84%	0.74%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FIRST INVESTORS INVESTMENT GRADE FUND - USD ($)	1 year	3 years	5 years	10 years
CLASS A	685	919	1,172	1,892
CLASS B	606	937	1,293	2,132
Advisor Class	86	268	466	1,037
Institutional Class	76	237	411	918

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS B | USD ($)	206	637	1,093	2,132

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s investment adviser, Foresters Investment Management  Company, Inc., to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund will primarily invest in investment grade corporate bonds.  The Fund may also invest in other investment grade securities including securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■       Are seeking an investment which offers current income and a moderate degree of credit risk,

■       Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■       Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that a debt issuer may become unable to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2015
Average Annual Returns - FIRST INVESTORS INVESTMENT GRADE FUND	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)* [1]
CLASS A	(6.58%)	2.77%	3.84%
CLASS B	(5.44%)	2.83%	3.84%
Advisor Class	(0.55%)			1.34%
Institutional Class	(0.48%)			1.54%
After Taxes on Distributions | CLASS A	(8.19%)	1.14%	2.11%
After Taxes on Distributions and Sale of Fund Shares | CLASS A	(3.71%)	1.33%	2.20%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	(0.63%)	4.55%	5.24%	1.87%
[1]	The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.